Restricted Cash	6 Months Ended
Sep. 30, 2013
Restricted Cash
Restricted Cash

Note 4 — Restricted Cash

Under the Karlsson debt agreement, we are required to deposit 50% of the net proceeds received from any future capital raises into escrow until we have escrowed an additional $9.4 million. These escrowed funds can only be used for Holbrook Project expenses.  As of September 30, 2013, we had approximately $0.4 million remaining in escrow, most of which has since been consumed to complete our in-fill drilling program and other related activities in the Holbrook Basin.